Schedule of Investments
September 29, 2023 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 6.60%

Arrangement of Transportation of Freight & Cargo - 0.28%
C.H. Robinson Worldwide, Inc.			2,496	214,980
Expeditors International of Washington, Inc. (2)			3,601	412,783

				627,763

Beverages - 0.32%
The Coca-Cola Co.			6,174	345,620
PepsiCo, Inc.			2,305	390,559

				736,179

Canned Fruit, Vegetables, Preserves, Jams & Jellies - 0.09%
The J.M. Smucker Co.			1,660	204,031

Construction, Mining & Materials Handling Machinery & Equipment - 0.15%
Dover Corp.			2,586	360,773

Converted Paper & Paperboard Products - 0.14%
Kimberly-Clark Corp.			2,762	333,788

Electric Services - 0.13%
Nextera Energy, Inc.			5,141	294,528

Electromedical & Electrotherapeutic Apparatus - 0.14%
Medtronic PLC (Ireland)			4,177	327,310

Electronic & Other Electrical Equipment - 0.18%
Emerson Electric Co.			4,327	417,858

General Industrial Machinery & Equipment - 0.28%
Illinois Tool Works, Inc.			1,773	408,340
Nordson Corp.			1,121	250,174

				658,514

Household Appliances - 0.20%
A.O. Smith Corp.			7,132	471,639

Industrial Inorganic Chemicals - 0.40%
Air Products & Chemicals, Inc.			1,502	425,667
Linde AG PLC (Ireland)			1,398	520,545

				946,212

Industrial Instruments For Measurement, Display & Control - 0.18%
Roper Technologies, Inc.			892	431,978

Men's & Boy's Furnishings - 0.22%
Cintas Corp.			1,070	514,681

Miscellaneous Food Preparations & Kindred Products - 0.13%
McCormick & Company, Inc.			4,083	308,838

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.14%
PPG Industries, Inc.			2,496	323,981

Perfumes, Cosmetics & Other Toilet Preparations - 0.14%
Colgate-Palmolive Co.			4,751	337,844

Pharmaceutical Preparations - 0.38%
Abbott Laboratories			3,436	332,776
AbbVie, Inc.			1,348	200,933
Johnson & Johnson			2,319	361,184

				894,893

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.32%
Albemarle Corp.			4,428	752,937

Retail-Building Materials, Hardware, Garden Supply - 0.17%
The Sherwin-Williams Co.			1,569	400,173

Retail-Lumber & Other Building Materials - 0.16%
Lowe's Companies, Inc.			2,186	454,338

Retail-Variety Stores - 0.11%
Target Corp.			2,324	256,965

Services-Consumer Credit Reporting, Collection Agencies - 0.11%
S&P Global, Inc.			723	264,191

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.49%
Church & Dwight Co., Inc.			4,772	437,258
Ecolab, Inc.			2,036	344,898
The Procter Gamble Co.			2,513	366,546

				1,148,702

Special Industry Machinery (No Metalworking Machinery) - 0.18%
Pentair PLC (Ireland)			6,670	431,882

Specialty Cleaning, Polishing & Sanitation Preparations - 0.13%
The Clorox Co.			2,400	314,544

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.25%
Nucor Corp.			3,699	578,339

Surgical & Medical Instruments & Apparatus - 0.54%
3M Co.			3,885	363,714
Becton, Dickinson & Co.			1,440	372,283
West Pharmaceutical Services, Inc.			1,422	533,549

				1,269,546

Wholesale-Durable Goods - 0.26%
W.W. Grainger, Inc.			893	617,813

Wholesale-Groceries & Related Products - 0.15%
Sysco Corp.			5,384	355,613

Wholesale-Motor Vehicle Supplies & New Parts - 0.20%
Genuine Parts Co.			3,268	471,834

Total Common Stocks			(Cost $ 11,052,558)	15,507,687

Real Estate Investment Trusts - 0.18% (5)

Essex Property Trust, Inc.			2,022	428,846

Total Real Estate Investment Trusts			(Cost $ 542,659)	428,846

Sukuks - 64.91%

Banks - 8.20%
AUB Sukuk, Ltd., Sr. Unsecd. Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands)			1,000,000	907,389
DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025 (Cayman Islands)			4,500,000	4,321,139
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands)			3,450,000	3,068,119
QIB Sukuk Ltd., Unsecd Note Series EMTN, 3.982%, 03/26/2024 (Cayman Islands)			7,100,000	7,026,089
QIIB Senior Sukuk Ltd., Sr. Unsecd. Note REGS, 4.264%, 03/05/2024 (Cayman Islands)			4,000,000	3,964,124

				19,286,860

Basic Materials - 3.28%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			7,785,000	7,703,725

Communications Equipment - 0.84%
ICD Sukuk Co. Ltd., Sr., 5.000%, 02/01/2027 (Cayman Islands)			2,000,000	1,977,818

Energy - 4.18%
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			6,500,000	6,256,250
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 0.946%, 06/17/2024 (Cayman Islands) (6)			3,000,000	2,893,125
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	661,024

				9,810,399

Financial Services - 3.02%
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)			5,000,000	4,861,180
Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.7%, 07/06/2031			2,500,000	2,223,602

				7,084,782

Food & Beverage - 1.26%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			3,000,000	2,970,711

Home Construction - 6.29%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)			6,000,000	5,869,668
Aldar Investment Property, Sr. Unsecd. Note, 4.875%, 05/24/2033			2,000,000	1,910,000
Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)			7,200,000	6,984,720

				14,764,388

Leasing and Rental - 0.64%
Air Lease Corp. Sukuk Ltd. Sr. Unsecd. Note Series 144A, 5.850%, 04/01/2028 (United States)			1,500,000	1,493,587

Other Financial - 2.39%
EMG Sukuk Ltd, 4.564%, 06/18/2024 (Cayman Islands)			5,700,000	5,617,458

Real Estate - 1.44%
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			1,000,000	935,000
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates)			2,500,000	2,449,475

				3,384,475

Sovereigns - 22.51%
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024			1,500,000	1,499,760
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)			1,500,000	1,378,614
CBB International Sukuk Progr. WLL., Sr. Unsecd., Series REGS, 3.875%, 05/18/2029			1,000,000	875,528
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	1,968,254
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)			1,000,000	880,234
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024			2,000,000	1,996,980
Egypt Taskeek Co. Sr. Unsecd. Note Series 144A, 10.875%, 02/28/2026 (Egypt) (6)			2,000,000	1,898,952
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 5.125%, 06/22/2026 (Turkey)			1,400,000	1,310,085
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,000,000	932,000
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia)			3,800,000	3,738,251
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia)			1,685,000	1,613,324
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia)			2,500,000	2,353,134
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			1,500,000	1,426,986
Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia)			2,000,000	1,932,759
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			3,000,000	2,958,150
Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024			2,500,000	2,471,645
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,494,250
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia) (6)			3,800,000	3,576,764
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027			4,000,000	3,829,849
Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.900%, 08/20/2024 (Indonesia) (6)			3,500,000	3,443,126
RAK Capital, 3.094%, 3/31/2025			2,500,000	2,401,080
Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)			2,800,000	2,738,856
Sharjah Sukuk Program, Sr. Unsecd, Note, 3.234%, 10/23/2029			1,500,000	1,311,354
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)			4,000,000	3,824,808

				52,854,743

Supranationals - 1.03%
IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey)			2,500,000	2,408,320

				2,408,320

Utilities - 6.19%
Edo Sukuk Ltd., Sr Unsecd. Note, Series 144A, 5.875%, 09/21/2033			1,500,000	1,481,634
Saudi Electricity Global, Sr. Unsecd. Note REGS, 1.740%, 09/17/2025 (Cayman Islands)			3,758,000	3,484,640
Saudi Electricity Global Sr. Unsecd. Note, 2.413%, 9/17/2030			2,500,000	2,107,913
Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			4,704,000	4,669,228
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,000,000	2,800,754

				14,544,169

Wireline Telecommunications Services - 3.64%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)			4,600,000	4,451,569
Axiata SPV2 Bhd Sr. Unsecured Note Series EMTN, 2.163%, 8/19/2030			2,380,000	1,928,930
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,156,735

				8,537,234

Total Sukuks			(Cost $ 158,515,393)	152,438,669

Bank Time Deposits - 19.68% (5)

Arab Banking Corp., NY Branch, 5.660%, 12/21/2023 (Bahrain)			$ 2,087,030	$ 2,087,030
Arab Banking Corp., NY Branch, 5.570%, 10/19/2023 (Bahrain)			$ 2,061,579	$ 2,061,579
Arab Banking Corp., NY Branch, 5.570%, 11/13/2023 (Bahrain)			$ 1,024,920	$ 1,024,920
Arab Banking Corp., NY Branch, 5.660%, 12/26/2023 (Bahrain)			$ 1,017,893	$ 1,017,893
Arab Banking Corp., NY Branch, 5.550%, 10/23/2023 (Bahrain)			$ 2,000,000	$ 2,000,000
Arab Banking Corp., NY Branch, 5.680%, 01/12/2024 (Bahrain)			$ 2,028,213	$ 2,028,213
Arab Banking Corp., NY Branch, 5.720%, 02/15/2024 (Bahrain)			$ 1,158,663	$ 1,158,663
Arab Banking Corp., NY Branch, 5.720%, 01/25/2024 (Bahrain)			$ 3,147,825	$ 3,147,825
Gulf International Bank (UK), 5.250%, 11/27/2023 (Bahrain)			$ 2,615,425	$ 2,615,425
Gulf International Bank (UK), 5.100%, 10/30/2023 (Bahrain)			$ 2,591,115	$ 2,591,115
Gulf International Bank (UK), 5.250%, 12/14/2023 (Bahrain)			$ 1,039,970	$ 1,039,970
Gulf International Bank (UK), 5.250%, 12/15/2023 (Bahrain)			$ 2,488,000	$ 2,500,000
Maybank Islamic Bank, 5.520%, 11/06/2023 (Malaysia)			$ 2,086,852	$ 2,086,852
Maybank Islamic Bank, 5.450%, 10/23/2023 (Malaysia)			$ 2,051,223	$ 2,051,223
Maybank Islamic Bank, 5.600%, 12/05/2023 (Malaysia)			$ 2,052,672	$ 2,052,672
Maybank Islamic Bank, 4.950%, 12/28/2023 (Malaysia)			$ 2,000,000	$ 2,000,000
Maybank Islamic Bank, 5.670%, 01/29/2024 (Malaysia)			$ 2,027,907	$ 2,027,907
Maybank Islamic Bank, 5.600%, 01/16/2024 (Malaysia)			$ 2,500,000	$ 2,500,000
Qatar National Bank, 5.770%, 12/08/2023 (Qatar)			$ 1,055,523	$ 1,055,523
Qatar National Bank, 5.660%, 10/06/2023 (Qatar)			$ 1,021,375	$ 1,021,375
Qatar National Bank, 5.820%, 12/01/2023 (Qatar)			$ 513,802	$ 513,802
Qatar National Bank, 5.670%, 11/06/2023 (Qatar)			$ 2,000,000	$ 2,000,000
Qatar National Bank, 5.680%, 12/06/2023 (Qatar)			$ 2,000,000	$ 2,000,000
Qatar National Bank, 6.070%, 03/18/2024 (Qatar)			$ 2,500,000	$ 2,500,000
Qatar National Bank, 6.080%, 03/06/2024 (Qatar)			$ 1,126,933	$ 1,126,933

Total Bank Time Deposits			(Cost $ 46,196,920)	46,208,920

Trade Finance Agreements (3) - 2.10%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Energy-Oil Refining & Marketing - 2.10%
Government of Egypt, 3.680%, 10/06/2023 (Egypt) (4)	$ 377	10/7/2022	$ 377	$ 373
Government of Egypt, 3.680%, 10/06/2023 (Egypt) (4)	$ 44,571	10/7/2022	$ 44,571	$ 44,032
Government of Egypt, 3.680%, 10/06/2023 (Egypt) (4)	$ 3,387	10/7/2022	$ 3,387	$ 3,346
Government of Egypt, 3.680%, 10/10/2023 (Egypt) (4)	$ 3,939	10/10/2022	$ 3,939	$ 3,891
Government of Egypt, 3.680%, 10/10/2023 (Egypt) (4)	$ 155	10/11/2022	$ 155	$ 153
Government of Egypt, 3.680%, 10/12/2023 (Egypt) (4)	$ 2,832	10/13/2022	$ 2,832	$ 2,798
Government of Egypt, 3.680%, 10/23/2023 (Egypt) (4)	$ 534	10/26/2022	$ 534	$ 527
Government of Egypt, 3.680%, 11/02/2023 (Egypt) (4)	$ 2,467	11/3/2022	$ 2,467	$ 2,437
Government of Egypt, 3.680%, 11/09/2023 (Egypt) (4)	$ 40,082	11/10/2022	$ 40,082	$ 39,597
Government of Egypt, 3.680%, 11/20/2023 (Egypt) (4)	$ 175	11/21/2022	$ 175	$ 172
Government of Egypt, 3.680%, 11/24/2023 (Egypt) (4)	$ 1,098	11/23/2022	$ 1,098	$ 1,085
Government of Egypt, 7.338%, 01/02/2024 (Egypt) (4)	$ 658,692	1/3/2023	$ 658,692	$ 622,398
Government of Egypt, 7.293%, 01/12/2024 (Egypt) (4)	$ 718,200	1/13/2023	$ 713,440	$ 678,627
Government of Egypt, 7.271%, 01/29/2024 (Egypt) (4)	$ 33,380	1/30/2023	$ 33,380	$ 31,541
Government of Egypt, 7.296%, 01/29/2024 (Egypt) (4)	$ 670,851	1/31/2023	$ 670,851	$ 633,887
Government of Egypt, 7.755%, 02/26/2024 (Egypt) (4)	$ 34,228	2/27/2023	$ 34,228	$ 32,342
Government of Egypt, 7.765%, 02/26/2024 (Egypt) (4)	$ 30,041	3/1/2023	$ 30,041	$ 28,386
Government of Egypt, 7.802%, 03/04/2024 (Egypt) (4)	$ 476,003	3/6/2023	$ 476,003	$ 449,775
Government of Egypt, 7.427%, 05/24/2024 (Egypt) (4)	$ 332,161	5/25/2023	$ 332,161	$ 313,859
Government of Egypt, 7.427%, 05/24/2024 (Egypt) (4)	$ 16,238	5/25/2023	$ 16,238	$ 15,343
Government of Egypt, 7.887%, 08/27/2024 (Egypt) (4)	$ 25,481	8/24/2023	$ 25,481	$ 24,077
Turk Eximbank, 8.728%, 09/17/2024 (Turkey) (4)	$ 2,000,000	9/20/2023	$ 2,000,000	$ 2,000,000

				$ 4,928,646

Total Trade Finance Agreements			(Cost $ 5,090,131)	4,928,646

Total Investments - 93.47%			(Cost $ 46,208,919)	219,512,768

Other Assets Less Liabilities - 6.53%				15,326,149

Total Net Assets - 100.00%				234,838,917

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$15,936,533	$-
Level 2 - Other Significant Observable Inputs			198,647,589	-
Level 3 - Significant Unobservable Inputs			4,928,646	-
Total			$219,512,768	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At Septmeber 29, 2023, these restricted securities amounted to $4,928,646, which represented 2.10% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 29, 2023, these liquid restricted securities amount to $31,329,240, which represented 13.34% of total net assets.